Mineral property, plant and equipment	6 Months Ended
Feb. 28, 2022
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Construction in progress	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2020	$-	$2,657	$1,220	$161	$4,038
Additions	-	622	437	-	1,059
Disposals	-	-	(703)	(79)	(782)
As at August 31, 2021	$-	$3,279	$954	$82	$4,315
Additions[1]	2,493	1,017	187	29	3,727
Transfer from E&E assets	40,563	-	-	-	40,563
As at February 28, 2022	$43,056	$4,296	$1,141	$111	$48,605
Accumulated depreciation
As at September 1, 2020	$-	$1,212	$1,015	$73	$2,300
Depreciation expense	-	128	144	14	286
Disposals	-	-	(686)	(67)	(753)
As at August 31, 2021	$-	$1,340	$473	$20	$1,833
Depreciation expense	-	84	49	2	135
As at February 28, 2022	$-	$1,423	$522	$22	$1,968
Net book value
As at August 31, 2021	$-	$1,939	$481	$62	$2,482
As at February 28, 2022	$43,056	$2,873	$619	$89	$46,637

[1]	Included in Construction in progress is $2.3 million of long-term VAT receivable related to expenditures incurred in developing the Buckreef Gold Project.

No depreciation or depletion has been recorded for the Construction in progress assets as they are not ready for use as intended by management.